UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22075

Morgan Stanley Series Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	July 31, 2009

Date of reporting period:	April 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Alternative Opportunities Fund

Portfolio of Investments April 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Investment Trusts/Mutual Funds (96.8%)
64,441	Morgan Stanley FX Alpha Plus Class I (a)	$1,771,480
114,646	Morgan Stanley Commodities Alpha Class I	1,797,645
138,917	Morgan Stanley Prime Income Trust	808,499
67,433	Morgan Stanley Institutional Fund Inc - Emerging Markets - Class A	1,045,205
323,863	Morgan Stanley Institutional Fund Inc - Global Real Estate Class I	1,726,190
157,789	Morgan Stanley Institutional Fund Inc - Emerging Markets Debt Class I	1,617,334
2,500	JP Morgan USD Emerging Markets Bond (ETF)	229,050
9,600	Powershares Emerging Markets Sovereign Debt (ETF)	219,456
	Total Investment Trust/Mutual Funds (Cost $10,435,712)	9,214,859

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (2.3%) (b)
	Investment Company
222	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $221,856)		221,856

	TOTAL INVESTMENTS (Cost $10,657,568) (c)	99.1%	9,436,715
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	89,373
	NET ASSETS	100.0%	$9,526,088

ETF	Exchange Traded Fund.
(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Alternative Opportunities Fund

Notes to the Portfolio of Investments

FAS 157

4/30/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at April 30, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$9,436,715	$9,436,715	—	—

Valuation of Investments — (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Commodities Alpha Fund

Portfolio of Investments April 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Wholly-Owned Subsidiary (a) (19.0%)
1,332,366	Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. (Cost $7,591,922)	$7,208,097

PRINCIPAL
AMOUNT IN		EXPIRATION
THOUSANDS		DATE
	Commodity-Linked Securities (b) (18.9%)
$7,154	Cargill Commodity Linked Note (Cost $7,154,442)	01/05/10	7,172,702

NUMBER OF
SHARES (000)
	Short-Term Investment (c) (61.9%)
	Investment Company
23,505	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $23,504,914)		23,504,914

	Total Investments (Cost $38,251,278) (d)	99.8%	37,885,713
	Other Assets in Excess of Liabilities	0.2	95,625
	Net Assets	100.0%	$37,981,338

(a)	Investment in a wholly-owned subsidiary.
(b)

Security is linked to the Dow Jones AIG Commodities Index Total Return.  The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Commodities Alpha Fund

Notes to the Portfolio of Investments

FAS 157

4/30/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective April 30, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at April 30, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$37,885,713	$23,504,914	$14,380,799	—

Valuation of Investments — (1) commodity-linked notes are marked-to-market daily based upon quotations from market makers; (2) the value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio of investments; (3) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley U.S. Multi-Cap Alpha Fund

Portfolio of Investments April 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.1%)
	Aerospace & Defense (2.9%)
300	Boeing Co.	$12,015
900	L-3 Communications Holdings, Inc.	68,535
200	Lockheed Martin Corp.	15,706
		96,256
	Air Freight/Couriers (0.8%)
500	United Parcel Service, Inc. (Class B)	26,170

	Apparel/Footwear Retail (2.0%)
1,700	Ross Stores, Inc.	64,498

	Beverages: Non-Alcoholic (4.9%)
1,900	Coca-Cola Co. (The)	81,795
1,600	PepsiCo, Inc.	79,616
		161,411
	Biotechnology (1.9%)
700	Amgen Inc. (a)	33,929
600	Gilead Sciences, Inc. (a)	27,480
		61,409
	Cable/Satellite TV (1.1%)
2,300	Comcast Corp. (Class A)	35,558

	Chemicals: Agricultural (0.5%)
200	Monsanto Co.	16,978

	Chemicals: Major Diversified (0.3%)
400	Du Pont (E.I.) de Nemours & Co.	11,160

	Chemicals: Specialty (0.2%)
100	Praxair, Inc.	7,461

	Computer Communications (1.7%)
2,900	Cisco Systems, Inc. (a)	56,028

	Computer Processing Hardware (2.8%)
400	Apple Inc. (a)	50,332
1,200	Hewlett-Packard Co.	43,176
		93,508
	Contract Drilling (2.0%)
900	Diamond Offshore Drilling, Inc.	65,169

	Department Stores (2.1%)
1,500	Kohl’s Corp. (a)	68,025

	Discount Stores (3.5%)
600	Target Corp.	24,756
1,800	Wal-Mart Stores, Inc.	90,720
		115,476
	Electric Utilities (2.0%)
2,200	PPL Corp.	65,802

	Electrical Products (0.4%)
400	Emerson Electric Co.	13,616

	Financial Conglomerates (2.8%)
2,800	JPMorgan Chase & Co.	92,400

	Home Improvement Chains (1.8%)
1,300	Home Depot, Inc. (The)	34,216

1,100	Lowe’s Companies, Inc.	23,650
		57,866
	Household/Personal Care (2.8%)
1,300	Kimberly-Clark Corp.	63,882
600	Procter & Gamble Co. (The)	29,664
		93,546
	Industrial Conglomerates (5.1%)
300	3M Co.	17,280
4,900	General Electric Co.	61,985
1,800	United Technologies Corp.	87,912
		167,177
	Information Technology Services (2.2%)
700	International Business Machines Corp.	72,247

	Integrated Oil (2.0%)
1,000	Chevron Corp.	66,100

	Internet Software/Services (3.6%)
300	Google Inc. (Class A) (a)	118,791

	Investment Banks/Brokers (3.5%)
900	Goldman Sachs Group, Inc. (The)	115,650

	Major Banks (4.5%)
4,500	Bank of America Corp.	40,185
900	Bank of New York Mellon Corp.	22,932
1,300	U.S. Bancorp	23,686
3,100	Wells Fargo & Co.	62,031
		148,834
	Major Telecommunications (3.1%)
2,600	AT&T Inc.	66,612
1,200	Verizon Communications, Inc.	36,408
		103,020
	Managed Health Care (1.0%)
800	UnitedHealth Group Inc.	18,816
300	WellPoint Inc. (a)	12,828
		31,644
	Media Conglomerates (1.0%)
1,500	Disney (Walt) Co. (The)	32,850

	Medical Specialties (1.3%)
400	Baxter International, Inc.	19,400
700	Medtronic, Inc.	22,400
		41,800
	Miscellaneous Commercial Services (2.2%)
1,300	FTI Consulting Inc. (a)	71,344

	Oil & Gas Pipelines (2.0%)
4,700	Williams Companies, Inc. (The)	66,270

	Oil & Gas Production (2.2%)
2,000	Energen Corp.	72,240

	Oilfield Services/Equipment (4.2%)
3,500	Halliburton Co.	70,770
1,400	Schlumberger Ltd. (Netherlands Antilles)	68,586
		139,356
	Packaged Software (5.6%)
3,900	Microsoft Corp.	79,014
5,400	Oracle Corp. (a)	104,436
		183,450
	Pharmaceuticals: Major (9.5%)
900	Abbott Laboratories	37,665
1,200	Bristol-Myers Squibb Co.	23,040
1,700	Johnson & Johnson	89,012
600	Lilly (Eli) & Co.	19,752

1,300	Merck & Co., Inc.	31,512
4,200	Pfizer, Inc.	56,112
1,000	Schering-Plough Corp.	23,020
800	Wyeth	33,920
		314,033
	Precious Metals (0.3%)
200	Newmont Mining Corp.	8,048

	Property - Casualty Insurers (2.0%)
1,600	St. Paul Travelers Companies, Inc. (The)	65,824

	Restaurants (1.5%)
900	McDonald’s Corp.	47,961

	Semiconductors (1.4%)
2,800	Intel Corp.	44,184

	Telecommunication Equipment (1.0%)
800	QUALCOMM, Inc.	33,856

	Tobacco (0.4%)
400	Philip Morris International Inc.	14,480

	TOTAL COMMON STOCKS (Cost $3,086,303)	3,161,496

	Investment Trust/Mutual Funds (3.9%)
1,500	Energy Select Sector SPDR Fund (ETF)	68,670
700	SPDR Trust Series 1 (ETF)	61,194

	Total Investment Trust/Mutual Funds (Cost $125,855)	129,864

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (0.5%)
	Investment Company (b)
16	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $16,269)		16,269

	TOTAL INVESTMENTS (Cost $3,228,427) (c)	100.5%	3,307,629
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(16,161)
	NET ASSETS	100.0%	$3,291,468

ETF	Exchange-Traded Fund.
(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley U.S. Multi-Cap Alpha Fund

Notes to the Portfolio of Investments

FAS 157

4/30/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 8, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at April 30, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$3,307,629	$3,307,629	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (5) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Series Funds

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2009